DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Basic And Diluted NetIncomeloss Per Share [Abstract]
Disclosure Of Detailed Information About Adjustments On Profit Loss Attributable To Owners Of Parent [Text Block]
The following table details the adjustments made for the determination of distributable net profit as of December 31, 2020, 2019 and 2018:

	Distributable Net Profit
	12-31-2020 ThU.S.$	12-31-2019 ThU.S.$	12-31-2018 ThU.S.$
Net profit attributable to parent company	25,843	61,784	725,482
Adjustments:
Biological assets
Unrealized gains/losses	(183,927)	(153,497)	(83,243)
Realized gains/losses	208,064	197,891	208,362
Deferred income taxes	(4,684)	(10,630)	(30,482)
Total biological assets	19,453	33,764	94,637
Profit due bargain acquisition (net)	-	(21,674)	(9,381)
Total adjustments	19,453	12,090	85,256
Distributable Net Profit	45,296	73,874	810,738

Disclosure Of Detailed Information About Basic And Diluted NetIncomeloss Per Share [Text Block]
Basic and diluted earnings per share are calculated by dividing the profit or loss attributable to ordinary equity holders of parent by the weighted average number of ordinary shares outstanding. Arauco does not have any shares with potential dilutive effect.

	January-December
	2020	2019	2018
	ThU.S.$	ThU.S.$	ThU.S.$
Profit or loss attributable to ordinary equity holder of parent	25,843	61,784	725,482
Weighted average of number of shares	114,269,961	113,159,655	113,159,655
Basic and diluted earnings per share (in U.S.$ per share)	0.2262	0.5460	6.4111